NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

Notes payable were comprised of the following as of December 31, 2011 and 2010:

	2011	2010
Seaside Bank note payable. Terms described below	$980,000	$980,000
BlueCrest Capital Finance note payable. Monthly payments of principal and interest as described below, net of unamortized debt discount of $96,218 and $317,709 respectively	711,609	1,958,834
Short-term note payable, net of unamortized debt discount of $-0- and $58,708 respectively. Terms described below	1,384,972	1,326,264
Short-term note payable, net of unamortized debt discount of $11,391. Terms described below	23,609	—
Short-term note payable, net of unamortized debt discount of $4,721. Terms described below	7,854	—
Short-term note payable, net of unamortized debt discount of $60,663. Terms described below	79,066	—
Short-term note payable, net of unamortized debt discount of $8,552. Terms described below	45,652	—
	3,232,762	4,265,098
Less current portion	(3,232,762)	(3,232,271)
Notes payable – long term	$—	$1,032,827

Seaside Bank

On October 25, 2010, the Company entered into a Loan Agreement with Seaside National Bank and Trust for a $980,000 loan at 4.25% per annum interest that was be used to refinance the Company’s loan with a previous Bank of America loan. The obligation was guaranteed by shareholders of the Company.

In connection with the Loan Agreement with Seaside Bank and Trust Company, the Company made and delivered a promissory note in the principal amount of the loan that matures in two years.. In connection with the loan transaction with Seaside Bank and Trust Company, the Company entered into an Amended and Restated Loan and Security Agreement with BlueCrest Venture Finance Master Fund Limited.

BlueCrest Capital Finance Note Payable

On June 1, 2007, the Company closed on a $5.0 million senior loan from BlueCrest Capital Finance, L.P. with a term of 36 months which bears interest at an annual rate of 12.85% (the “BlueCrest Loan”). The first three months required payment of interest only with equal principal and interest payments over the remaining 33 months. As consideration for the loan, the Company issued to BlueCrest Capital Finance, L.P. a warrant to purchase 65,030 shares of common stock at an exercise price of $7.69 per share. The warrant, which became exercisable one year following the date the warrant was issued, has a ten year term. This warrant had a fair value of $455,483, which was accounted for as additional paid in capital and reflected as a component of debt discount and is being amortized as interest expense ratably over the term of the loan. The Company also paid the lender a fee of $100,000 to cover diligence and other costs and expenses incurred in connection with the loan. On August 31, 2007, BlueCrest Capital Finance, L.P. assigned its rights, liabilities, duties and obligations under the BlueCrest Loan and warrant to BlueCrest Venture Finance Master Fund Limited (“BlueCrest”).

The loan may be prepaid in whole but not in part. As collateral to secure its repayment obligations under the loan, the Company granted BlueCrest a first priority security interest in all of the Company’s assets, excluding intellectual property but including the proceeds from any sale of any of the Company’s intellectual property. The loan has certain restrictive terms and covenants including among others, restrictions on the Company’s ability to incur additional senior or pari-passu indebtedness or make interest or principal payments on other subordinate loans.

In the event of an uncured event of default under the loan, all amounts owed to BlueCrest are immediately due and payable and BlueCrest has the right to enforce its security interest in the assets securing the loan. During the continuance of an event of default, all outstanding amounts under the loan will bear interest (payable on demand) at an annual rate of the 14.85%. In addition, any unpaid amounts are subject, until paid, to a service charge in an amount equal to two percent (2%) of the unpaid amount. Events of default include, among others, the Company’s failure to timely make payments of principal when due, the Company’s uncured failure to timely pay any other amounts owing to BlueCrest under the loan, the Company’s material breach of the representations and warranties contained in the loan agreement and the Company’s default in the payment of any debt to any of its other lenders in excess of $100,000 or any other default or breach under any agreement relating to such debt, which gives the holders of such debt the right to accelerate the debt.

On January 2, 2009, the Company failed to make the monthly payment of principal and interest of approximately $181,000 due on such date. On January 28, 2009, the Company received from BlueCrest notice of this event of default (the “Default Notice”) under the BlueCrest Loan. By reason of the stated event, BlueCrest demanded payment of a 2% late fee of approximately $3,600, together with the principal and interest payment of approximately $181,000. On February 2, 2009, the Company received from BlueCrest notice of acceleration of the outstanding principal amount of the BlueCrest Loan and demanded repayment in full of all outstanding principal and accrued interest on the loan, including late fees, in the aggregate amount of $2,947,045. (The acceleration notice, together with the Default Notice, are referred to as the “Notices”).

The Company and BlueCrest entered into an amendment to the BlueCrest Loan as of April 2, 2009 (the “ BlueCrest Loan Amendment”), that, among other things, includes BlueCrest’s agreement to forbear from exercising any of its rights or remedies regarding the defaults described in Notices (the “Forbearance”) as long as there are no new defaults under the BlueCrest Loan, as amended.

The BlueCrest Loan Amendment, (a) increases the amount of permitted unsecured indebtedness of the Company, (b) amended the amortization schedule for the Loan to provide for interest-only payments until July 1, 2009, at which time monthly principal and interest payments of $262,692 will commence, and (c) prohibits the Company from granting any lien against its intellectual property and grants to BlueCrest a lien against the Company’s intellectual property that will become effective in the event of a default. In addition, the Company issued BlueCrest a warrant to purchase 1,315,542 shares of the Company’s common stock at $0.53 per share. The fair value of the issued warrants of $539,676 was determined using the Black Scholes Option Pricing Model and was recorded as a debt discount and amortized ratably over the term of the loan. In connection with the BlueCrest Loan Amendment the Company paid BlueCrest accrued interest in the aggregate amount of $126,077. The Company also paid BlueCrest a fee of $15,000. Effective July 1, 2009, the Company and BlueCrest agreed to enter into an amendment to the BlueCrest Loan to amend the amortization schedule for the Loan to provide for interest-only payments until January 1, 2010, at which time monthly principal and interest payments of $139,728 were to commence. In connection with that Amendment the Company issued BlueCrest a warrant to purchase $600,000 of the Company’s common shares and paid a fee of $29,435. The fair value of the issued warrants of $575,529 was determined using the Black Scholes Option Pricing Model and was recorded as a debt discount and amortized ratably over the term of the loan.

Effective December 31, 2009, the Company and BlueCrest entered into an amendment to the BlueCrest Loan to amend the amortization schedule for the Loan to provide for interest-only payments until July 1, 2010, at which time monthly principal and interest payments of $139,728.82 were to commence. In connection with that Amendment, the Company issued BlueCrest a warrant to purchase $600,000 of the Company’s common shares and paid a fee of $20,000. The Company also provided BlueCrest with a lien on its Intellectual Property. The fair value of the issued warrants of $507,606 was determined using the Black Scholes Option Pricing Model and was recorded as a debt discount and amortized ratably over the term of the loan.

The outstanding principal amount of the Loan as of December 31, 2010 was $2,276,543.03. On January 7, 2011, BlueCrest agreed with the Company and Magna Group, LLC (“Magna”) to split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,729.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The Company exchanged the BlueCrest note for a convertible note with Magna in consideration for a payment by Magna to BlueCrest of $139,729.82. Additionally, Magna purchased a $25,000 convertible note from the Company (the “Convertible Note”).  On July 18, 2011, the Company issued 625,000 shares of its common stock in settlement of the convertible note and related accrued interest.

The loans evidenced by the New Magna Convertible Note are in the nature of convertible debt evidenced by two unsecured convertible promissory notes, each bearing interest at the rate of 8% per annum, payable at maturity and each convertible into common stock of the Company at a price that is 50% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In January 2011, the Company issued an aggregate of 538,542 shares of our common stock in connection with the conversion of $87,729 of the convertible note.

•	In February 2011, the Company issued an aggregate of 421,392 shares of our common stock in connection with the conversion of the remaining balance of $52,000 of the convertible note.

On May 16, 2011, BlueCrest agreed with the Company and Magna Group, LLC (“Magna”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,729.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Magna in consideration for a payment by them to BlueCrest of $139,729.82, and thereafter exchanged for a new Convertible Note. Additionally, Magna purchased a $34,750 convertible note from the Company (the “Convertible Note”).

The loans evidenced by the New Note and Convertible Note are in the nature of convertible debt evidenced by two unsecured convertible promissory notes, each bearing interest at the rate of 8% per annum, payable at maturity and each convertible into common stock of the Company at a price that is 45% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In June 2011, the Company issued an aggregate of 338,834 shares of our common stock in connection with the conversion of $29,729 of the convertible note.

•	In July 2011, the Company issued an aggregate of 2,304,615 shares of our common stock in connection with the conversion of $110,000 of the convertible note.

On June 15, 2011, BlueCrest agreed with the Company and Lotus Funding Group, LLC (“Lotus”) to split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,729.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Lotus in consideration for a payment by them to BlueCrest of $139,729.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 50% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In June 2011, the Company issued an aggregate of 836,775 shares of our common stock in connection with the conversion of $40,000 of the convertible note.
•	In July 2011, the Company issued an aggregate of 2,594,458 shares of our common stock in connection with the conversion of $99,729 of the convertible note.

On July 8, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $140,380.21, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $140,380.21, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 50% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In July 2011, the Company issued an aggregate of 3,829,001 shares of our common stock in connection with the conversion of the $140,380.21 convertible note.

On August 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 50% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In August 2011, the Company issued an aggregate of 3,358,866 shares of our common stock in connection with the conversion of the $139,728.82 convertible note.

On September 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 65% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In September 2011, the Company issued an aggregate of 5,769,150 shares of our common stock in connection with the conversion of the $139,728.82 convertible note.

On October 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 65% less than the average of the closing prices for the Company’s shares for the ten (10) days prior to the Lenders’ election to exercise its conversion right.

•	In October 2011, we issued an aggregate of 4,997,487 shares of our common stock in connection with the conversion of the $115,144 convertible note.
•	In November 2011, we issued an aggregate of 500,000 shares of our common stock in connection with the conversion of $12,010 convertible note.

On November 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 65% less than the average of the closing prices for the Company’s shares for the ten (10) days prior to the Lenders’ election to exercise its conversion right.

On December 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 65% less than the average of the closing prices for the Company’s shares for the ten (10) days prior to the Lenders’ election to exercise its conversion right.

For the year ended December 31, 2011 the Company paid $1,468,716 in principal and $208,678 in interest. As of December 31, 2011 the balance due under the Loan is $807,827.

Short-term Notes Payable

On August 20, 2008, the Company borrowed $1.0 million from a third party pursuant to the terms of an unsecured Promissory Note and Agreement. Outstanding principal and interest on the loan, which accrues at the rate of 13.5% per annum, is payable in one balloon payment upon the Company’s repayment of the BlueCrest Loan, which is scheduled to mature in May 2010, however the Company is not obligated to make payments until BlueCrest Loan is paid off. In the event the Company completes a private placement of its common stock and/or securities exercisable for or convertible into its common stock which generates at least $19.0 million of gross proceeds, the Company may prepay, without penalty, all outstanding principal and interest due under the loan using the same type of securities issued in the subject private placement. Because repayment of the loan could occur within 12 months from the date of the balance sheet, the Company has classified this loan as short term. Subject to certain conditions, at the end of each calendar quarter during the time the loan is outstanding, the Company may, but is not required to, pay all or any portion of the interest accrued but unpaid as of such date with shares of its common stock. In April 2009, as consideration for the authorization to amend certain documents related to the Note, the Company issued to the Noteholder a warrant to purchase 451,053 shares of common stock at an exercise price of $0.5321 per share.

The warrant, which became exercisable immediately upon issuance, has a ten year term. This warrant had a fair value of $195,694, which was accounted for as additional paid in capital and reflected as a component of debt discount and is being amortized as interest expense ratably over the term of the loan. The Company amortized $58,708 and $78,278 to current period operations for the year ended December 31, 2011 and 2010, respectively.

At December 31, 2011 and December 31, 2010, the Company has two other outstanding notes payable with interest at 8% per annum due at maturity. The two notes, $61,150 and $323,822 are payable in one balloon payment upon the date the Noteholder provides written demand, however the Company is not obligated to make payments until the BlueCrest Loan is paid off.

On January 7, 2011, the Company issued a $139,729 Unsecured Convertible Note that matures in January 1, 2012 in exchange for Bluecrest Capital Finance note payable. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% of the five lowest closing prices for the common stock during the five trading day period prior to date of conversion.

The Company’s identified embedded derivatives related to the Convertible Promissory Note entered into on January 3, 2011. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Convertible Promissory Note and to fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value $146,013 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Pricing Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	169.48%
Risk free rate:	0.19%

The initial fair value of the embedded debt derivative of $146,013 was allocated as a debt discount up to the proceeds of the note ($139,729) with the remainder ($6,284) charged to current period operations as interest expense.

During the year ended December 31, 2011, the Company issued an aggregate of 959,934 shares of common stock valued at $276,017, in settlement of the Convertible Promissory Note of $139,729 and balance $136,288 charged to operation for current quarter.

On January 3, 2011, the Company issued a $25,000 Unsecured Convertible Note that matures in January 2012. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum conversion rate of $0.0025 per share.

In conjunction with the issuance of the Unsecured Convertible Note on May 16, 2011, the Company determined that there were insufficient authorized shares to meet possible conversion demands after considering prior issued and outstanding common shares and other common stock equivalents, therefore the Company bifurcated the embedded conversion option in connection to the note. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Convertible Promissory Note and to fair value as of each subsequent balance sheet date. At May 16, 2011, the Company determined a fair value $51,130 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Pricing Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	181.64%
Risk free rate:	0.18%

The initial fair value of the embedded debt derivative of $51,130 was allocated as a reclassification from equity of a previously recorded beneficial conversion feature ($25,000) with the remainder ($26,130) charged to current period operations as interest expense.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in Convertible Note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against the Convertible Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $25,000 is charged operations ratably over the note term as interest expense.

For the year ended December 31, 2011, the Company amortized $25,000 of debt discount to current period operations as interest expense.

During the year ended December 31, 2011, the Company issued an aggregate of 625,000 shares of common stock valued at $59,375, in settlement of the Convertible Promissory Note of $25,000 and balance $34,375 charged to derivative liability.

On May 16, 2011, the Company issued a $139,729 Unsecured Convertible Note that matures in May 16, 2012 in exchange for Bluecrest Capital Finance note payable. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 55% of the five lowest closing prices for the common stock during the five trading day period prior to date of conversion, minimum conversion rate of $0.001 per share.

The Company determined that there were insufficient authorized shares to meet possible conversion demands after considering prior issued and outstanding common shares and other common stock equivalents, therefore the Company bifurcated the embedded conversion option in connection to the note The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Convertible Promissory Note and to fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value $261,387 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Pricing Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	181.64%
Risk free rate:	0.18%

The initial fair value of the embedded debt derivative of $261,387 was allocated as a debt discount up to the proceeds of the note ($139,729) with the remainder ($121,658) charged to current period operations as interest expense.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $139,729 is charged to operations ratably over the note term as interest expense.

During the year ended December 31, 2011, the Company issued an aggregate of 2,565,985 shares of common stock in settlement of $139,729 towards the convertible note.

For the year ended December 31, 2011, the Company amortized $139,729 of debt discount to current period operations as interest expense.

On May 16, 2011, the Company issued a $34,750 Unsecured Convertible Note that matures in January 2012. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum conversion rate of $0.001 per share.

The Company determined that there were insufficient authorized shares to meet possible conversion demands for a portion of the Unsecured Convertible Note ($12,236) after considering prior issued and outstanding common shares and other common stock equivalents, therefore the Company bifurcated the embedded conversion option in connection to the note. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Convertible Promissory Note and to fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value $22,889 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Pricing Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	181.64%
Risk free rate:	0.18%

The initial fair value of the embedded debt derivative of $22,889 was allocated as a debt discount up to the proceeds of the note ($12,236) with the remainder ($10,653) charged to current period operations as interest expense.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the remainder of the Convertible Note ($22,514). The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against the Convertible Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $34,750 is charged operations ratably over the note term as interest expense.

For the year ended December 31, 2011, the Company amortized $34,750 of debt discount to current period operations as interest expense and paid balance of the note and related accrued interest.

On June 15, 2011, the Company issued a $139,729 Unsecured Convertible Note that matures in June 15, 2012 in exchange for Bluecrest Capital Finance note payable. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum and maximum conversion rate of $0.01 and $0.13 per share, respectively.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in Convertible Note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against the Convertible Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $107,484 is charged operations ratably over the note term as interest expense. During the year ended December 31, the Company issued an aggregate of 3,431,233 shares of common stock in settlement of $139,729 towards the convertible note.

For the year ended December 31, 2011, the Company amortized and wrote off $107,484 to current period operations as interest expense.

On September 28, 2011, the Company issued a $35,000 Unsecured Convertible Note that matures in September 2012. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of the lower of $0.13 per share or 65% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum conversion rate of $0.01 per share.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the New Note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against  the New Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $15,342 is charged to operations ratably over the note term as interest expense.

For the year ended December 31, 2011, the Company amortized $3,951 to current period operations as interest expense.

During the year ended December 31, 2011, the Company issued an aggregate of  $1,258,212 Unsecured Convertible Notes that matures one year from the date of issuance in exchange for Bluecrest Capital Finance note payable. Notes bear interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% to 65% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum and maximum conversion rate of $0.01 and $0.13 per share, respectively.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in Convertible Notes. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against the Convertible Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $603,205 is charged to operations ratably over the note term as interest expense.

For the year ended December 31, 2011, the Company amortized and wrote off $443,744 to current period operations as interest expense.

Notes payable, related party

As of December 31, 2011 and 2010, the Company officers and directors have provided notes in aggregate of $1,500,000 for the years ended December 31, 2011 and 2010. The notes are at 8% per annum and are due upon payoff of the BlueCrest note payable described above.

At December 31, 2011, the Company has outstanding three related party notes payable with interest at 8% per annum due at maturity. The three subordinated notes, $125,000, $100,000 and $140,000 were previously due on October 22, 2012, November 30, 2012 and June 4, 2011 respectively, and are unsecured. The company is not obligated to make payment until BlueCrest loan is paid off.